CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Parenthetical) (Detail) - Melco Crown Philippines Resorts Corporation [Member] - shares	Dec. 31, 2015	Nov. 23, 2015	Jun. 24, 2014	Dec. 31, 2013	May. 23, 2013	Apr. 24, 2013	Apr. 08, 2013
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary	693,500,000	693,500,000	485,177,000	2,846,595,000	36,024,600	981,183,700	2,846,595,000
Subscribed common shares of subsidiary	693,500,000	693,500,000	485,177,000	2,846,595,000	36,024,600	981,183,700	2,846,595,000